Fair Value Measurement (Details 5) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impact of credit adjustments on earnings [Abstract]
Derivatives CVA	$ 535	$ 156
Derivatives DVA	(69)	(106)
Structured notes DVA	23	108
Trading assets and liabilities average balances [Abstract]
Trading assets - debt and equity instruments	417,463	331,763
Trading assets - derivative receivables	85,437	78,683
Trading liabilities - debt and equity instruments	82,919	70,882
Trading liabilities - derivative payables	$ 71,288	$ 59,053